Fair Value Measurements (Details) - Schedule of assets that are measured at fair value on a recurring basis - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Assets
Investments held in Trust Account – U.S. Treasury Securities	$ 345,265,374	$ 345,191,130
Liabilities:
Warrant liabilities – public warrants	28,635,000	18,112,500
Warrant liabilities – private warrants	22,072,000	11,303,000
Level 1 [Member]
Assets
Investments held in Trust Account – U.S. Treasury Securities	345,265,374	345,191,130
Liabilities:
Warrant liabilities – public warrants	28,635,000	18,112,500
Warrant liabilities – private warrants
Level 2 [Member]
Assets
Investments held in Trust Account – U.S. Treasury Securities
Liabilities:
Warrant liabilities – public warrants
Warrant liabilities – private warrants
Level 3 [Member]
Assets
Investments held in Trust Account – U.S. Treasury Securities
Liabilities:
Warrant liabilities – public warrants
Warrant liabilities – private warrants	$ 22,072,000	$ 11,303,000